Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 3,355,409	$ 2,490,100	$ 3,926,821	$ 2,077,008